FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	$ 8,200	$ 8,500
Capitalized mortgage loan servicing rights, valuation allowance	2,306	3,272	$ 3,773
Capitalized mortgage loan servicing rights recoveries	1,000	500	(900)
Collateral dependent loans, carrying amount	4,000	5,100
Collateral dependent loans, valuation allowance	2,000	2,500
Additional provision for loan losses on impaired loans	200	1,100	2,100
Other real estate, carrying amount	3,200	1,000
Other real estate, valuation allowance	793	1,692	2,511	$ 4,047
Other real estate, additional charge	600	300	300
Impaired Loans Commercial [Member]
Impairment charges recognized [Abstract]
Total impaired collateral value	$ 200	400
Impaired Loans Commercial [Member] | Minimum [Member]
Impairment charges recognized [Abstract]
Discount rate	0.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Impairment charges recognized [Abstract]
Discount rate	100.00%
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	$ 262	(55)	(295)
Total Change in Fair Values Included in Current Period Earnings	262	(55)	(295)
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets	(277)	90	258
Total Change in Fair Values Included in Current Period Earnings	$ (277)	$ 90	$ 258